INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Current income tax	(2,682,261)	(4,920,109)	(3,757,523)
Special revaluation tax	-	(1,612,164)	-
Deferred income tax	(1,341,950)	6,512,012	3,839,173
Total income tax	(4,024,211)	(20,261)	81,650

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2019	2018
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	996,567	1,044,262
Deferred tax assets to be recovered after less than 12 months	273,287	231,200
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(6,002,822)	(4,527,584)
Deferred tax liabilities to be recovered after less than 12 months	(29,546)	(168,442)
Deferred tax liabilities, net	(4,762,514)	(3,420,564)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2019, 2018 and 2017 are the following:

Deferred tax assets	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Contract liabilities	Tax inflation adjustment	Total
As of December 31, 2017	-	-	-	173,575	516,052	436,324	-	1,125,951
Charge in results	-	596	3,497	(18,349)	110,929	52,838	-	149,511
As of December 31, 2018	-	596	3,497	155,226	626,981	489,162	-	1,275,462
Charge in results	731	(240)	(2,766)	(375)	(26,711)	14,925	8,828	(5,608)
As of December 31, 2019	731	356	731	154,851	600,270	504,087	8,828	1,269,854

Deferred tax liabilities	Deferred sales	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventaries	Other financial assets at amortized cost	Tax inflation adjustment	Total
As of December 31, 2017	-	(5,633)	(11,016,028)	(25,325)	(11,541)	-	-	(11,058,527)
Charge in results	4,367	(42,180)	6,527,245	(120,683)	(6,248)	-	-	6,362,501
As of December 31, 2018	4,367	(47,813)	(4,488,783)	(146,008)	(17,789)	-	-	(4,696,026)
Charge in results	(4,367)	21,547	139,697	143,880	(2,346)	(1,864)	(1,632,889)	(1,336,342)
As of December 31, 2019	-	(26,266)	(4,349,086)	(2,128)	(20,135)	(1,864)	(1,632,889)	(6,032,368)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2019, 2018 and 2017 as follows:

	2019	2018	2017
Pre tax income	16,829,329	17,581,516	8,765,549
Statutory income tax rate	30%	30%	35%
Pre tax income at statutory income tax rate	(5,048,799)	(5,274,455)	(3,067,942)
Tax effects due to:
- Restatement by inflation	2,039,603	371,340	(287,676)
- Tax revalution benefit	-	6,447,872	-
- Special revalution tax	-	(1,612,164)	-
- Adjustment affidavit previous year	136,641	(464)	-
- Change in the taxe rate	-	-	3,437,625
- Tax inflation adjustment	(1,998,487)	-	-
- Others	846,831	47,610	(357)
Total income tax	(4,024,211)	(20,261)	81,650